Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (2015 Unaudited)) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
For cash, issuance costs	$ 169	$ 178
Warrant exchange, issuance costs	$ 49
From exercise of warrants, commissions		$ 98